Basis of preparation and significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Compliance with International Financial Reporting Standards
Standards applied during the half-year to 30 June 2018
HSBC has adopted the requirements of IFRS 9 from 1 January 2018, with the exception of the provisions relating to the presentation of gains and losses on financial liabilities designated at fair value, which were adopted from 1 January 2017. This includes the adoption of ‘Prepayment Features with Negative Compensation (Amendments to IFRS 9)’ which is effective for annual periods beginning on or after 1 January 2019, with early adoption permitted. The effect of its adoption is not considered to be significant. IFRS 9 includes an accounting policy choice to remain with IAS 39 hedge accounting, which HSBC has exercised. The classification and measurement and impairment requirements are applied retrospectively by adjusting the opening balance sheet at the date of initial application. As permitted by IFRS 9, HSBC has not restated comparatives. Adoption reduced net assets at 1 January 2018 by $1,647m as set out in Note 14.
The effect of IFRS 9 on the carrying value of investments in associates has been updated along with the related deferred tax and this has resulted in a change of $643m from the previously disclosed impact.
In addition, HSBC has adopted the requirements of IFRS 15 ‘Revenue from contracts with customers’ and a number of interpretations and amendments to standards which have had an insignificant effect on the consolidated financial statements of HSBC.

(a)	Compliance with International Financial Reporting Standards
The interim condensed consolidated financial statements of HSBC have been prepared in accordance with the Disclosure Guidance and Transparency Rules of the Financial Conduct Authority and IAS 34 ‘Interim Financial Reporting’ as issued by the International Accounting Standards Board (‘IASB’) and as endorsed by the EU. Therefore they include an explanation of events and transactions that are significant to an understanding of the changes in the financial position and performance of HSBC since the end of 2017. These financial statements should be read in conjunction with the Annual Report and Accounts 2017, the information about the application of IFRS 9 ‘Financial Instruments’ set out below and the new policies for financial instruments as described on pages 16 to 20 of our Report on Transition to IFRS 9 ‘Financial Instruments’ 1 January 2018.

Use of estimates and judgements

(b)	Use of estimates and judgements
Management believes that HSBC’s critical accounting estimates and judgements are those which relate to impairment of amortised cost and FVOCI financial assets, goodwill impairment, the valuation of financial instruments, deferred tax assets, provisions for liabilities and interests in associates. The implementation of IFRS 9 resulted in a change to the assessment of the critical accounting estimates and judgements related to impairment of financial assets.
In determining ECL, management is required to exercise judgement in defining what is considered to be a significant increase in credit risk and in making assumptions and estimates to incorporate relevant information about past events, current conditions and forecasts of economic conditions. Judgement has been applied in determining the lifetime and point of initial recognition of revolving facilities.
The PD, LGD and EAD models which support these determinations are reviewed regularly in light of differences between loss estimates and actual loss experience, but given that IFRS 9 requirements have only just been applied, there has been little time available to make these comparisons. Therefore, the underlying models and their calibration, including how they react to forward-looking economic conditions, remain subject to review and refinement. This is particularly relevant for lifetime PDs, which have not been previously used in regulatory modelling and for the incorporation of ‘Upside scenarios’ which have not generally been subject to experience gained through stress testing.
The exercise of judgement in making estimations requires the use of assumptions which are highly subjective and very sensitive to the risk factors, in particular to changes in economic and credit conditions across a large number of geographical areas. Many of the factors have a high degree of interdependency and there is no single factor to which loan impairment allowances as a whole are sensitive. Pages 53 to 56 set out the assumptions underlying the Central scenario and information about how scenarios are developed in relation to the Group’s top and emerging risks and its judgements, informed by consensus forecasts of professional industry forecasters. The adjustment from the ECL determined by using the Central scenario alone, which is used to calculate an unbiased expected loss, provides an indication of the overall sensitivity of ECL to different economic assumptions. There were no other changes in the current period to the critical accounting estimates and judgements applied in 2017, which are stated on pages 30, 31 and 196 of the Annual Report and Accounts 2017.

Future accounting developments

(d)	Future accounting developments
In January 2016, the IASB issued IFRS 16 ‘Leases’ with an effective date for annual periods beginning on or after 1 January 2019. IFRS 16 results in lessees accounting for most leases within the scope of the standard in a manner similar to that in which finance leases are currently accounted for under IAS 17 ‘Leases’. Lessees will recognise a ‘right of use’ asset and a corresponding financial liability on the balance sheet. The asset will be amortised over the length of the lease, and the financial liability measured at amortised cost. Lessor accounting remains substantially the same as under IAS 17. HSBC is currently assessing the impact of IFRS 16, and it is not practicable to quantify the effect at the date of the publication of these financial statements.
IFRS 17 ‘Insurance contracts’ was issued in May 2017 and sets out the requirements that an entity should apply in accounting for insurance contracts it issues and reinsurance contracts it holds. IFRS 17 is effective from 1 January 2021 and HSBC is considering its impact.

Going concern

(e)	Going concern
The financial statements are prepared on a going concern basis, as the Directors are satisfied that the Group and parent company have the resources to continue in business for the foreseeable future. In making this assessment, the Directors have considered a wide range of information relating to present and future conditions, including future projections of profitability, cash flows, capital requirements and capital resources.

Basis of preparation

Basis of preparation
Global business results are assessed by the Chief Operating Decision Maker on the basis of adjusted performance that removes the effects of significant items and currency translation from reported results. We therefore present these results on an adjusted basis. 1H17 and 2H17 adjusted performance information is presented on a constant currency basis as described on page 18.
As required by IFRS 8, reconciliations of the total adjusted global business results of the Group reported results are presented on page 34.

Supplementary reconciliations from reported to adjusted results by global business are presented on pages 33 to 36 for information purposes.
Global business performance is also assessed using Return on Tangible Equity (‘ROTE’) excluding significant items and the UK bank levy. A reconciliation of global business ROTE excluding significant items and the UK bank levy to the Group’s ROTE is provided in the Reconciliations of non-GAAP financial measures 30 June 2018.
Our operations are closely integrated and, accordingly, the presentation of data includes internal allocations of certain items of income and expense. These allocations include the costs of certain support services and global functions to the extent that they can be meaningfully attributed to operational business lines and geographical regions. While such allocations have been made on a systematic and consistent basis, they necessarily involve a degree of subjectivity. Costs that are not allocated to global businesses are included in Corporate Centre.
Where relevant, income and expense amounts presented include the results of inter-segment funding along with inter-company and inter-business line transactions. All such transactions are undertaken on arm’s length terms. The intra-Group elimination items for the global businesses are presented in Corporate Centre.
The expense of the UK bank levy is included in the Europe geographical region as HSBC regards the levy as a cost of being headquartered in the UK. For the purposes of the presentation by global business, the cost of the levy is included in Corporate Centre.
The results of geographical regions are presented on a reported basis.
Geographical information is classified by the location of the principal operations of the subsidiary or, for The Hongkong and Shanghai Banking Corporation, HSBC Bank plc, HSBC Bank Middle East and HSBC Bank USA, by the location of the branch responsible for reporting the results or providing funding.

A description of the global businesses is provided in the Overview section, pages 3 and 12 to 15.